Cover	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Entity File Number	0-15415
Entity Registrant Name	SELECTIS HEALTH, INC.
Entity Central Index Key	0000727346
Entity Tax Identification Number	87-0340206
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	600 17th Street
Entity Address, Address Line Two	Suite 2800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(720)
Local Phone Number	680-0808
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false